Schedule of Investments (unaudited) April 30, 2019	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.8%

Chemicals — 15.0%
Albemarle Corp.	26,299	$1,974,003
CF Industries Holdings, Inc.	91,900	4,115,282
FMC Corp.	52,297	4,134,601
Nutrien Ltd.	207,450	11,251,263
Umicore SA	66,290	2,572,565

		24,047,714

Containers & Packaging — 3.0%
Packaging Corp. of America	32,296	3,202,472
Smurfit Kappa Group PLC	55,851	1,637,793

		4,840,265

Electronic Equipment, Instruments & Components — 1.6%
Trimble, Inc.(a)	61,274	2,501,205

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	29,002	696,628

Food Products — 6.6%
Glanbia PLC	131,514	2,417,626
Ingredion, Inc.	22,471	2,129,128
JBS SA	615,763	3,104,648
Kerry Group PLC, Class A	25,470	2,851,003

		10,502,405

Machinery — 1.3%
Deere & Co.	12,289	2,035,427

Metals & Mining — 31.9%
Anglo American PLC	249,089	6,463,785
Barrick Gold Corp.(b)	344,720	4,384,838
BHP Group PLC	323,949	7,646,674
European Cobalt Ltd.(a)	8,579,899	157,258
First Quantum Minerals Ltd.	456,680	4,823,484
Franco-Nevada Corp.	16,228	1,162,742
Fresnillo PLC	210,720	2,063,851
Glencore PLC(a)	665,421	2,640,096
Great Panther Mining Ltd.(a)	340,594	299,993
Neo Lithium Corp.(a)(b)	1,173,019	630,420
Newcrest Mining Ltd.	112,130	1,980,801
Newmont Goldcorp Corp.	62,642	1,945,661
OZ Minerals Ltd.	253,380	1,784,116
Polyus PJSC, GDR	28,062	1,103,917
Rio Tinto PLC	34,948	2,038,834
Stelco Holdings, Inc.	237,273	2,656,636
Teck Resources Ltd., Class B	99,009	2,341,563
Vale SA—ADR	365,090	4,665,850

Security	Shares	Value

Metals & Mining (continued)
Wheaton Precious Metals Corp.	101,566	$2,201,951

		50,992,470

Oil, Gas & Consumable Fuels — 35.0%
Anadarko Petroleum Corp.	23,916	1,742,281
BP PLC	1,303,211	9,476,558
Cairn Energy PLC(a)	295,969	660,329
CNOOC Ltd.	1,122,000	2,037,926
Concho Resources, Inc.	7,243	835,697
ConocoPhillips	36,856	2,326,351
Eni SpA	105,425	1,796,562
EOG Resources, Inc.	12,150	1,167,007
Exxon Mobil Corp.	83,052	6,667,415
Kosmos Energy Ltd.	137,615	920,644
Marathon Petroleum Corp.	27,939	1,700,647
Pioneer Natural Resources Co.	8,982	1,495,144
Royal Dutch Shell PLC, Class B	280,050	9,038,151
Suncor Energy, Inc.	116,555	3,843,696
TOTAL SA	170,879	9,499,293
Valero Energy Corp.	18,404	1,668,507
Williams Cos., Inc.	41,975	1,189,152

		56,065,360

Paper & Forest Products — 0.0%
Quintis Ltd.(a)(b)(c)	2,624,167	18

Pharmaceuticals — 1.4%
Curaleaf Holdings, Inc.(a)	231,696	2,300,184

Specialty Retail — 1.6%
Tractor Supply Co.	24,873	2,574,355

Total Long-Term Investments — 97.8% (Cost — $145,029,391)		156,556,031

Short-Term Securities — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.32%(e)(f)	3,623,117	3,623,117
SL Liquidity Series, LLC, Money Market Series, 2.66%(d)(e)(f)	2,526,464	2,526,970

Total Short-Term Securities — 3.8% (Cost — $6,150,064)		6,150,087

Total Investments — 101.6% (Cost — $151,179,455)		162,706,118

Liabilities in Excess of Other Assets — (1.6)%		(2,568,873)

Net Assets — 100.0%		$160,137,245

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Natural Resources Trust

(f)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,623,117	3,623,117	$3,623,117	$31,806		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,097,445	1,429,019	2,526,464	2,526,970	8,958	(b)	(812)	(278)

				$6,150,087	$40,764		$(812)	$(278)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Natural Resources Trust

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$21,475,149	$2,572,565	$—	$24,047,714
Containers & Packaging	3,202,472	1,637,793	—	4,840,265
Electronic Equipment, Instruments & Components	2,501,205	—	—	2,501,205
Energy Equipment & Services	696,628	—	—	696,628
Food Products	10,502,405	—	—	10,502,405
Machinery	2,035,427	—	—	2,035,427
Metals & Mining	25,270,396	25,722,074	—	50,992,470
Oil, Gas & Consumable Fuels	23,556,541	32,508,819	—	56,065,360
Paper & Forest Products	—	—	18	18
Pharmaceuticals	2,300,184	—	—	2,300,184
Specialty Retail	2,574,355	—	—	2,574,355
Short-Term Securities	3,623,117	—	—	3,623,117

Subtotal	$97,737,879	$62,441,251	$18	$160,179,148

Investments Valued at Net Asset Value (“NAV”)(a)				2,526,970

Total Investments				162,706,118

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy

3